Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12 – Commitments and Contingencies

Lease Commitments

We entered into operating leases for corporate office, golf carts and golf equipment for terms of four to five years. Our commitments for minimum lease payment under these operating leases as of September 30, 2024 are listed in section “Note 8 — “Leases”.

Litigation

From time to time, we are involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, we do not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on our financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and our view of these matters may change in the future. We record a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. We review the need for any such liabilities on a regular basis.

Note 14 – Commitments and Contingencies

Lease Commitments

We entered into operating leases for corporate office, golf cars and golf equipment for terms of four to five years. Our commitments for minimum lease payment under these operating leases and finance lease obligations as of December 31, 2022 are listed in section “Note 8 — “Leases”.

Litigation

From time to time, we are involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, we do not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on our financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and our view of these matters may change in the future. We record a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. We review the need for any such liabilities on a regular basis.